Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments
Schedule of financial assets at amortized cost

	Carrying value		Fair value
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Cash at bank	212,660	839	212,660	839
Trade and other receivables	672	810	672	810
	213,332	1,649	213,332	1,649

Schedule of financial liabilities

25Financial instruments (continued)

Financial liabilities at amortized cost:

	Carrying Value		Fair Value
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
	£ 000	£ 000	£ 000	£ 000
Trade and other payables	45,717	2,128	45,717	2,128
Borrowings	—	6,309	—	6,309
Lease liabilities	1,942	1,021	1,942	1,021
	47,659	9,458	47,659	9,458

Financial liabilities at fair value through profit or loss:

	Carrying Value		Fair Value
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
	£ 000	£ 000	£ 000	£ 000
Convertible Senior Secured Notes	112,799	—	112,799	—
Warrant liabilities (Note 21)	10,730	—	10,730	—
	123,529	—	123,529	—

Schedule of estimated fair value of convertible senior secured notes by using binomial lattice framework

December 31,
2021
Interest rate (%)	9.0
Risk-free rate (%)	1.25
Dividend yield	—
Volatility (%)	52.5
Credit spread (%)	21.8